Financial risk management objectives and policies - Analysis of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 398	£ 333	£ 370
Deferred income and customer advances	1,160	1,319
Borrowings	(4,328)	(4,721)
Derivative liabilities	(52)	31
Contingent consideration liabilities	(133)	(199)
Liabilities in respect of put options	(67)	(104)
Derivatives in designated hedge relationships | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4	31
Derivative liabilities	(55)	0
Financial instruments	(51)	31
Held at fair value through profit or loss | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	2
Other investments	306	258
Cash and cash equivalents	655	181
Derivative liabilities	(2)	(2)
Contingent consideration liabilities	(133)	(199)
Financial instruments	827	240
Held at fair value through other comprehensive income | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	92	75
Financial instruments	92	75
Amortised cost | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	10,197	10,719
Cash and cash equivalents	1,983	2,037
Trade and other payables	(10,912)	(10,919)
Deferred income and customer advances	(1,160)	(1,319)
Borrowings	(4,328)	(4,721)
Liabilities in respect of put options	(67)	(104)
Financial instruments	(4,287)	(4,307)
Carrying value | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	10,197	10,719
Derivative assets	5	33
Other investments	398	333
Cash and cash equivalents	2,638	2,218
Trade and other payables	(10,912)	(10,919)
Deferred income and customer advances	(1,160)	(1,319)
Borrowings	(4,328)	(4,721)
Derivative liabilities	(57)	(2)
Contingent consideration liabilities	(133)	(199)
Liabilities in respect of put options	(67)	(104)
Financial instruments	£ (3,419)	£ (3,961)